Reconciliation to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 020
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation to Form 5500	Reconciliation to Form 5500
In accordance with the accounting guidance on reporting of fully benefit-responsive investment contracts explained above in Note 2, the Statements of Net Assets Available for Benefits as of December 31, 2025 and 2024 present the Entergy Savings Plan IX's interest in the Master Trust at contract value for fully benefit-responsive investment contracts. The Entergy Savings Plan IX's Form 5500 Schedule H reports the fair value for fully benefit-responsive investment contracts. The adjustment for the difference in the contract value and the fair value for such contracts is reflected in the table below.

As of December 31, 2025 and 2024 the Entergy Savings Plan’s net assets available for benefits include participant loans treated as deemed distributions during the plan year; however, these amounts are not reported on the Entergy Savings Plan’s Form 5500 as part of the assets of the Entergy Savings Plan at the end of the plan year.

The following reconciles the net assets available for benefits per the financial statements to the net assets per the Entergy Savings Plan IX Form 5500 as of December 31, 2025 and 2024:

	Net Assets Available for Benefits
	2025	2024
Net assets available for benefits per the financial statements	$19,100,020	$8,774,106
Adjustment from contract value to fair value (wrapper value) for fully benefit-responsive investment contracts	(1,591)	(1,049)
Participant loans treated as deemed distributions, including accrued interest	(244)	(91)
Net assets per Form 5500	$19,098,185	$8,772,966

The following reconciles the increase in net assets on the Statement of Changes in Net Assets Available for Benefits for the year ended December 31, 2025 to the net income on the Entergy Savings Plan IX Form 5500 for the year ended December 31, 2025:

Increase in net assets per the financial statements	$10,325,914
Reverse: Prior year adjustment from contract value to fair value (wrapper value) for fully benefit-responsive investment contracts	1,049
Adjustment from contract value to fair value (wrapper value) for fully benefit-responsive investment contracts	(1,591)
Reverse: Prior year participant loans treated as deemed distributions, including accrued interest	91
Participant loans treated as deemed distributions, including accrued interest	(244)
Net income per Form 5500	$10,325,219